Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Property, Plant and Equipment

	Land and buildings $m	Fixtures, fittings and equipment $m	Total $m
Cost
At 1 January 2021	208	322	530
Additions	–	17	17
Fully depreciated assets written off	–	(7)	(7)
Disposals	(103)	(29)	(132)
Exchange and other adjustments	–	(4)	(4)
At 31 December 2021	105	299	404
Additions	15	42	57
Fully depreciated assets written off	–	(30)	(30)
Disposals	(7)	(5)	(12)
Exchange and other adjustments	(1)	(14)	(15)
At 31 December 2022	112	292	404
Depreciation and impairment
At 1 January 2021	(115)	(214)	(329)
Provided	(4)	(27)	(31)
System Fund expense	–	(4)	(4)
Fully depreciated assets written off	–	7	7
Disposals	66	21	87
Exchange and other adjustments	–	3	3
At 31 December 2021	(53)	(214)	(267)
Provided	(3)	(17)	(20)
System Fund expense	–	(4)	(4)
Impairment charge	–	(10)	(10)
Impairment reversal	–	3	3
Fully depreciated assets written off	–	30	30
Disposals	4	5	9
Exchange and other adjustments	1	11	12
At 31 December 2022	(51)	(196)	(247)

Net book value
At 31 December 2022	61	96	157
At 31 December 2021	52	85	137
At 1 January 2021	93	108	201

Summary of Net Book Value by Operating Segment	Net book value by operating segment

	Americas $m	EMEAA $m	Greater China $m	Central $m	Total $m
Land and buildings	53	1	–	7	61
Fixtures, fittings and equipment	33	5	–	58	96
	86	6	–	65	157